BORROWINGS	12 Months Ended
Dec. 31, 2025
Borrowings1 [Abstract]
BORROWINGS	BORROWINGS
The CHF equivalents of the components of third-party debt are as follows:

	31 December 2025		Principal Amount
	Weighted Average Interest Rate (%)[7]	Unused Borrowing Capacity	31 December

CHF in millions			2025	2024
Sunrise holding bank facility	6.07%	485.7	1,547.2	2,239.0
Sunrise holding SPE notes	4.60%	—	2,143.3	1,468.8
Sunrise holding senior note	3.88%	—	268.0	629.3
Vendor financing	1.96%	—	387.2	350.0
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest	4.85%	485.7	4,345.7	4,687.1

[6] Represents the weighted average interest rate in effect at 31 December 2025 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of derivative instruments, deferred financing costs, original issue premiums or discounts and commitment fees. Including the effects of derivative instruments, but excluding the impact of original issue premiums, discounts, deferred financing costs, vendor financing and commitment fees, the weighted average interest rate of Sunrise aggregate third-party variable- and fixed-rate indebtedness was 2.8% (2024: 3.0%) at 31 December 2025. The weighted average interest rate calculation includes principal amounts outstanding associated with all Sunrise secured and unsecured borrowings.

The following table provides a reconciliation of total third-party debt before deferred financing costs, discounts, premiums and accrued interest to total debt including interest:

	31 December	31 December
CHF in millions	2025	2024
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest:	4,345.7	4,687.1
Deferred financing costs, discounts and premiums, net	(8.5)	(10.3)
Total carrying amount of third-party debt	4,337.2	4,676.8

Accrued interest on third-party debt	98.5	57.4
Total debt including interest	4,435.7	4,734.2

Current portion of debt	485.7	407.4
Non-current portion of debt	3,950.0	4,326.8
Sunrise holding bank facility
The Sunrise holding bank facility is the senior secured credit facility of certain consolidated entities of Sunrise. The details of Sunrise borrowings under the Sunrise holding bank facility are summarised in the following tables:

Year ended 31 December 2025
Sunrise Holding Bank Facilities	Maturity	Interest Rate	Facility Amount (in Borrowing Currency)	Outstanding Principal Amount	Unused Borrowing Capacity	Carrying Value
			in millions	CHF millions
AAA	15 February 2032	Term SOFR + 2.5%	$1,950.0	1,547.2	—	1,540.5
Revolving Facility B	31 March 2031	SARON + 2.0%	CHF500.0	—	485.7	—
Total				1,547.2	485.7	1,540.5

Year ended 31 December 2024
Sunrise Holding Bank Facilities	Maturity	Interest Rate	Facility Amount (in Borrowing Currency)	Outstanding Principal Amount	Unused Borrowing Capacity	Carrying Value
			in millions	CHF millions
AT	30 April 2028	Term SOFR + 2.4%	$700.0	635.4	—	633.8
AU	30 April 2029	EURIBOR + 2.5%	€400	375.8	—	374.7
AX	31 January 2029	Term SOFR + 3.0%	$1,044.7	948.3	—	944.0
AY	31 January 2029	EURIBOR + 3.0%	€297.6	279.6	—	278.8
Revolving Facility A	31 May 2026	EURIBOR + 2.5%	€10	—	9.4	—
Revolving Facility B	30 September 2029	EURIBOR + 2.5%	€720	—	652.6	—
Total				2,239.0	662.0	2,231.2

The Sunrise Holding Revolving Facility provides for maximum borrowing capacity of CHF 500.0 million, including CHF 37.5 million under the related ancillary facility. With the exception of CHF 14.3 million of borrowings under the ancillary facility (which are blocked as financial guarantees), the Sunrise Holding Revolving Facility was undrawn at 31 December 2025.
Financing transactions
On 13 February 2025, the Group refinanced USD 1,045 million of Facility AX and partially repaid EUR 177.6 million of Facility AY through the drawdown of a new USD 1,300 million term loan (“Facility AAA”).

Under the terms of the Additional Facility AAA Accession Agreement to Sunrise Financing Partnership, Facility AAA was issued at 99.75% of par and bears interest at a rate of Term SOFR + 2.50% (the Original Margin) per annum and is due on 15 February 2032.

The Original Margin depends on meeting the conditions and targets in the Sunrise Sustainability Report and ESG Certificate. These must be shared with the Facility Agent from the financial year ending 31 December 2026 to 31 December 2031. The proceeds from Facility AAA were applied directly to settle the previous facilities and did not involve the movement of cash through the Group’s bank accounts. Consequently, the transaction's complete effect is not immediately apparent within the statement of cash flows.
On 6 May 2025, the Group cancelled the remaining EUR 10 million commitment under its former Revolving Facility A, and on 8 May 2025 it cancelled EUR 33.3 million of commitments under its former Revolving Facility B. On 30 June 2025, the Group amended Revolving Facility B, replacing the prior EUR 720.0 million revolving commitment (maturing September 2029) with a CHF 500 million facility (maturing March 2031), transitioning pricing from EURIBOR + 2.5% to SARON + 2.0%.

On 28 May 2025, the Group issued EUR 550.0 million of Senior Secured Notes maturing 15 May 2032 through its subsidiary Sunrise FinCo I BV and applied the proceeds in full to refinance its existing Term Loans AU and AY. Under the Notes Subscription Agreement, the Notes were issued at 100% of par, bear interest at a fixed rate of 4.625% per annum payable semi‑annually in arrears on 15 January and 15 July, and are listed on The International Stock Exchange.

On 9 October 2025, the Group issued EUR 385.0 million of additional 4.625% Senior Secured Notes maturing 15 May 2032 through its subsidiary Sunrise FinCo I BV and applied the proceeds to refinance existing debt, including Term Loan AT and a portion of the USD 5.5% Senior Notes due 2028. Under the Notes Subscription Agreement, the Notes were issued at 100.125% of par, bear interest at a fixed rate of 4.625% per annum payable semi-annually in arrears on 15 January and 15 July, and are listed on The International Stock Exchange.

Concurrently, on 9 October 2025, the Group entered into an additional USD 650.0 million term loan under its Term Loan Facility AAA, maturing 15 February 2032, and applied the proceeds to refinance the remaining balance of Term Loan AT.
On 13 November 2025, the Group fully redeemed USD 75.0 million of 5.5% Senior Notes due 2028 issued by its subsidiary Sunrise HoldCo IV BV. The redemption was made at par, and the outstanding principal balance of the notes was reduced to zero. Interest accrued at a fixed rate of 5.5% per annum was paid in connection with the redemption.

On 10 December 2025, the Group partially repaid EUR 56.8 million of Senior Secured Notes due 2029 issued by its subsidiary UPCB Finance VII Limited. Following the repayment, the outstanding principal balance of the notes was reduced from EUR 374.9 million to EUR 318.1 million. Interest accrued at a fixed rate of 3.625% per annum was paid in connection with the repayment. All outstanding borrowings are classified as non-current as of 31 December 2025.

Year ended 31 December 2025
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
2031 Sunrise holding senior secured notes	15 July 2031	4.88%	$1,250.0	$1,230.0	975.9	975.5
UPCB finance VII euro notes	15 June 2029	3.63%	€600.0	€318.1	296.3	295.8
Sunrise FinCo I B.V. 4.625% 2032 (€)	15 May 2032	4.63%	€935.0	€935.0	871.1	870.0
Total					2,143.3	2,141.3

Year ended 31 December 2024
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
2031 Sunrise holding senior secured notes	15 July 2031	4.88%	$1,250.0	$1,230.0	1,116.6	1,115.9
UPCB finance VII euro notes	15 June 2029	3.63%	€600.0	€374.9	352.2	351.3
Total					1,468.8	1,467.2

The Sunrise holding SPE notes are non-callable prior to their respective call date (as specified under the applicable indenture). If, however, at any time prior to the applicable call date, all or a portion of the loans under the related Funded Facility are voluntarily prepaid (an 'SPE Early Redemption Event'), then the Sunrise Holding SPE will be required to redeem an aggregate principal amount of its respective Sunrise holding SPE notes equal to the aggregate principal amount of the loans prepaid under the relevant Funded Facility. In general, the redemption price payable will equal 100% of the principal amount of the applicable Sunrise holding SPE notes to be redeemed and a "make-whole" premium, which is the present value of all remaining scheduled interest payments to the applicable call date using the discount rate as of the redemption date plus a premium (as specified in the applicable indenture). Upon the occurrence of an SPE Early Redemption Event on or after the applicable call date, the Sunrise Holding SPE will redeem an aggregate principal amount of its respective Sunrise holding SPE notes equal to the principal amount prepaid under the related Funded Facility at a redemption price (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the applicable redemption date.

Sunrise holding senior notes
Sunrise has issued certain senior notes that rank equally with all of the existing senior debt of such issuer and are senior to all existing subordinated debt of such issuer and which are secured by a pledge over the shares of Sunrise HoldCo IV. In addition, the indentures governing Sunrise senior notes contain customary incurrence-based covenants such as compliance with certain consolidated net leverage ratios, as well as restrictions with regard to the ability to sell certain assets. Also, in the case of a change of control, Sunrise must repurchase the relevant notes at a redemption price of 101%. Covenants are tested on a quarterly basis.

The details of the Sunrise holding senior notes are summarised in the following tables:

Year ended 31 December 2025
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
3.875% senior notes	15 June 2029	3.88%	€635.0	€287.9	268.0	267.8
Total					268.0	267.8

Year ended 31 December 2024
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
3.875% senior notes	15 June 2029	3.88%	€635.0	€287.9	270.4	269.9
5.5% senior notes	14 January 2028	5.50%	$550.0	$395.3	358.9	358.1
Total					629.3	628.0

Transfers of financial assets – Airtime-receivable securitisation
On 30 December 2025, the Group sold trade receivables related to mobile services with a gross carrying amount of CHF 52.8 million (2024: CHF nil) to a third-party financial institution. The receivables were sold at par and derecognised because the Group transferred substantially all credit risk and surrendered control. The Group has no continuing involvement in the transferred receivables as defined in IFRS 7. Cash proceeds of CHF 51.5 million are presented in the statement of cash flows under “Proceeds from sale of trade receivables” within cash flows from operating activities.